RENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Rent Obligation [Abstract]
Schedule of Rent Expense [Table Text Block]	The Company’s rent obligation for the next five years are as follows:
2013	$32,000
2014	$36,000
2015	$37,000
2016	$38,000
2017	$39,000